Shareholder Report, Average Annual Return (Details)		2 Months Ended	8 Months Ended	11 Months Ended		12 Months Ended		27 Months Ended	36 Months Ended	38 Months Ended	56 Months Ended	57 Months Ended	60 Months Ended	68 Months Ended	71 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	101 Months Ended	106 Months Ended	107 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000161356
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000161358
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000161359
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127572
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127574
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class M
C000127575
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127576
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127611
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127613
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class M
C000127614
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127610
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127615
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127617
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class M
C000127618
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127619
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013636
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013639
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000025368
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000204949
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eagle Class
C000107253
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000214212
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000214213
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class K
C000214214
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000214210
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eagle Class
C000214211
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013548
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013550
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175977
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000227359
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051733
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051736
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051738
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051737
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000051739
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051742
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051744
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051743
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000051745
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051748
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051750
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051749
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000051751
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051754
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051756
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051755
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000051757
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051760
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051762
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051761
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000093595
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000093598
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000093599
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000093600
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000146061
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000146063
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000146064
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000146065
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000217024
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000217025
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000217026
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000217023
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000256161
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent			9.22%
C000256163
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000256162
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000256160
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000051718
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000051715
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000051717
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000051716
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013642
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013646
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000200004
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000013645
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000245125
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127620
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127622
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127623
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127624
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127626
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127627
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000115634
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000115637
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000115636
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013648
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000013649
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Investor
C000013650
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000224083
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent						(12.86%)			9.05%			9.29%
C000224084
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000224082
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eagle Class
C000224085
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000118164
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000118165
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175981
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000255389
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000013557
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000033116
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013560
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175978
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000175982
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000175984
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175985
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000120179
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000120181
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000120180
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013576
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013579
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013580
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000137830
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013581
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000013600
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013603
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013604
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000137834
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013605
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000013588
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013591
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013592
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000137832
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013593
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000013582
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013585
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013586
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000137831
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013587
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000013594
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000013597
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013598
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000137833
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013599
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000264163
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000184012
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000184013
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000201554
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eagle Class
C000184014
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127632
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127634
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000255576
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eagle Class
C000127635
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127585
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127587
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127588
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013561
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000033117
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013564
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175979
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000127602
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127604
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127605
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013565
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000033118
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013568
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000013570
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000013569
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Service Class
C000013572
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000033119
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
C000013575
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000175980
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
C000238472
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127589
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
C000127591
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000127592
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Institutional Service Class
Without Sales Load [Member] | C000161356
Average Annual Return [Line Items]
Average Annual Return, Percent						7.33%							6.42%									5.91%
Without Sales Load [Member] | C000161358
Average Annual Return [Line Items]
Average Annual Return, Percent						7.69%							6.82%									6.27%
Without Sales Load [Member] | C000161359
Average Annual Return [Line Items]
Average Annual Return, Percent						7.55%							6.68%									6.19%
Without Sales Load [Member] | C000127572
Average Annual Return [Line Items]
Average Annual Return, Percent						7.36%	[1]						15.20%										7.95%
Without Sales Load [Member] | C000127574
Average Annual Return [Line Items]
Average Annual Return, Percent						7.66%							15.60%										8.32%
Without Sales Load [Member] | C000127575
Average Annual Return [Line Items]
Average Annual Return, Percent						7.61%	[2]						15.58%										8.31%
Without Sales Load [Member] | C000127576
Average Annual Return [Line Items]
Average Annual Return, Percent						7.64%	[3]						15.57%										8.23%
Without Sales Load [Member] | C000127611
Average Annual Return [Line Items]
Average Annual Return, Percent						25.90%							12.86%										6.73%
Without Sales Load [Member] | C000127613
Average Annual Return [Line Items]
Average Annual Return, Percent						26.33%							13.24%										7.10%
Without Sales Load [Member] | C000127614
Average Annual Return [Line Items]
Average Annual Return, Percent						26.33%							13.23%										7.10%
Without Sales Load [Member] | C000127610
Average Annual Return [Line Items]
Average Annual Return, Percent						26.19%							13.20%										7.03%
Without Sales Load [Member] | C000127615
Average Annual Return [Line Items]
Average Annual Return, Percent						28.59%							17.83%										19.13%
Without Sales Load [Member] | C000127617
Average Annual Return [Line Items]
Average Annual Return, Percent						28.99%							18.20%										19.51%
Without Sales Load [Member] | C000127618
Average Annual Return [Line Items]
Average Annual Return, Percent						29.01%							18.20%										19.51%
Without Sales Load [Member] | C000127619
Average Annual Return [Line Items]
Average Annual Return, Percent						28.81%							18.07%										19.39%
Without Sales Load [Member] | C000013636
Average Annual Return [Line Items]
Average Annual Return, Percent						20.42%							15.58%										13.96%
Without Sales Load [Member] | C000013639
Average Annual Return [Line Items]
Average Annual Return, Percent						20.02%							15.15%										13.60%
Without Sales Load [Member] | C000025368
Average Annual Return [Line Items]
Average Annual Return, Percent						20.79%							15.94%										14.32%
Without Sales Load [Member] | C000204949
Average Annual Return [Line Items]
Average Annual Return, Percent						20.74%							15.93%			13.81%
Without Sales Load [Member] | C000107253
Average Annual Return [Line Items]
Average Annual Return, Percent						20.73%							15.81%										14.16%
Without Sales Load [Member] | C000214212
Average Annual Return [Line Items]
Average Annual Return, Percent						11.49%							17.75%		12.03%
Without Sales Load [Member] | C000214213
Average Annual Return [Line Items]
Average Annual Return, Percent						11.66%	[4]						17.96%										12.02%
Without Sales Load [Member] | C000214214
Average Annual Return [Line Items]
Average Annual Return, Percent						11.80%							18.07%		12.37%
Without Sales Load [Member] | C000214210
Average Annual Return [Line Items]
Average Annual Return, Percent						11.73%	[5]						18.07%		12.35%
Without Sales Load [Member] | C000214211
Average Annual Return [Line Items]
Average Annual Return, Percent						11.70%							18.01%		12.28%
Without Sales Load [Member] | C000013548
Average Annual Return [Line Items]
Average Annual Return, Percent						5.51%							(0.87%)										1.20%
Without Sales Load [Member] | C000013550
Average Annual Return [Line Items]
Average Annual Return, Percent						5.85%							(0.46%)										1.64%
Without Sales Load [Member] | C000175977
Average Annual Return [Line Items]
Average Annual Return, Percent						5.70%							(0.69%)								1.43%
Without Sales Load [Member] | C000227359
Average Annual Return [Line Items]
Average Annual Return, Percent						6.74%			6.00%		(0.03%)
Without Sales Load [Member] | C000051733
Average Annual Return [Line Items]
Average Annual Return, Percent						13.52%							7.84%										7.11%
Without Sales Load [Member] | C000051736
Average Annual Return [Line Items]
Average Annual Return, Percent						13.18%							7.55%										6.83%
Without Sales Load [Member] | C000051738
Average Annual Return [Line Items]
Average Annual Return, Percent						14.04%							8.36%										7.63%
Without Sales Load [Member] | C000051737
Average Annual Return [Line Items]
Average Annual Return, Percent						13.75%							8.08%										7.36%
Without Sales Load [Member] | C000051739
Average Annual Return [Line Items]
Average Annual Return, Percent						14.94%							9.35%										7.91%
Without Sales Load [Member] | C000051742
Average Annual Return [Line Items]
Average Annual Return, Percent						14.72%							9.05%										7.63%
Without Sales Load [Member] | C000051744
Average Annual Return [Line Items]
Average Annual Return, Percent						15.59%							9.87%										8.43%
Without Sales Load [Member] | C000051743
Average Annual Return [Line Items]
Average Annual Return, Percent						15.23%							9.59%										8.16%
Without Sales Load [Member] | C000051745
Average Annual Return [Line Items]
Average Annual Return, Percent						16.41%							10.61%										8.65%
Without Sales Load [Member] | C000051748
Average Annual Return [Line Items]
Average Annual Return, Percent						16.14%							10.30%										8.36%
Without Sales Load [Member] | C000051750
Average Annual Return [Line Items]
Average Annual Return, Percent						16.91%							11.11%										9.17%
Without Sales Load [Member] | C000051749
Average Annual Return [Line Items]
Average Annual Return, Percent						16.72%							10.84%										8.89%
Without Sales Load [Member] | C000051751
Average Annual Return [Line Items]
Average Annual Return, Percent						17.30%							11.28%										9.08%
Without Sales Load [Member] | C000051754
Average Annual Return [Line Items]
Average Annual Return, Percent						17.08%							10.99%										8.80%
Without Sales Load [Member] | C000051756
Average Annual Return [Line Items]
Average Annual Return, Percent						18.04%							11.82%										9.62%
Without Sales Load [Member] | C000051755
Average Annual Return [Line Items]
Average Annual Return, Percent						17.78%							11.56%										9.35%
Without Sales Load [Member] | C000051757
Average Annual Return [Line Items]
Average Annual Return, Percent						17.83%							11.68%										9.29%
Without Sales Load [Member] | C000051760
Average Annual Return [Line Items]
Average Annual Return, Percent						17.68%							11.40%										9.03%
Without Sales Load [Member] | C000051762
Average Annual Return [Line Items]
Average Annual Return, Percent						18.41%							12.24%										9.84%
Without Sales Load [Member] | C000051761
Average Annual Return [Line Items]
Average Annual Return, Percent						18.23%							11.95%										9.56%
Without Sales Load [Member] | C000093595
Average Annual Return [Line Items]
Average Annual Return, Percent						18.28%							11.96%										9.44%
Without Sales Load [Member] | C000093598
Average Annual Return [Line Items]
Average Annual Return, Percent						17.99%							11.68%										9.16%
Without Sales Load [Member] | C000093599
Average Annual Return [Line Items]
Average Annual Return, Percent						18.85%							12.50%										9.98%
Without Sales Load [Member] | C000093600
Average Annual Return [Line Items]
Average Annual Return, Percent						18.52%							12.23%										9.70%
Without Sales Load [Member] | C000146061
Average Annual Return [Line Items]
Average Annual Return, Percent						18.23%							12.07%										9.50%
Without Sales Load [Member] | C000146063
Average Annual Return [Line Items]
Average Annual Return, Percent						17.89%							11.81%										9.24%
Without Sales Load [Member] | C000146064
Average Annual Return [Line Items]
Average Annual Return, Percent						18.87%	[6]						12.65%										10.03%
Without Sales Load [Member] | C000146065
Average Annual Return [Line Items]
Average Annual Return, Percent						18.51%							12.35%										9.77%
Without Sales Load [Member] | C000217024
Average Annual Return [Line Items]
Average Annual Return, Percent						18.11%							12.25%	11.75%
Without Sales Load [Member] | C000217025
Average Annual Return [Line Items]
Average Annual Return, Percent						17.84%							11.94%	11.45%
Without Sales Load [Member] | C000217026
Average Annual Return [Line Items]
Average Annual Return, Percent						18.76%							12.80%	12.29%
Without Sales Load [Member] | C000217023
Average Annual Return [Line Items]
Average Annual Return, Percent						18.39%							12.51%	12.01%
Without Sales Load [Member] | C000256161
Average Annual Return [Line Items]
Average Annual Return, Percent			15.88%
Without Sales Load [Member] | C000256163
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]		15.73%
Without Sales Load [Member] | C000256162
Average Annual Return [Line Items]
Average Annual Return, Percent			16.20%
Without Sales Load [Member] | C000256160
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]		15.94%
Without Sales Load [Member] | C000051718
Average Annual Return [Line Items]
Average Annual Return, Percent						11.24%							5.06%										5.23%
Without Sales Load [Member] | C000051715
Average Annual Return [Line Items]
Average Annual Return, Percent						10.85%							4.73%										4.91%
Without Sales Load [Member] | C000051717
Average Annual Return [Line Items]
Average Annual Return, Percent						11.81%							5.54%										5.72%
Without Sales Load [Member] | C000051716
Average Annual Return [Line Items]
Average Annual Return, Percent						11.58%							5.28%										5.46%
Without Sales Load [Member] | C000013642
Average Annual Return [Line Items]
Average Annual Return, Percent						17.69%							14.96%										13.14%
Without Sales Load [Member] | C000013646
Average Annual Return [Line Items]
Average Annual Return, Percent						17.23%	[9]						14.61%										12.72%
Without Sales Load [Member] | C000200004
Average Annual Return [Line Items]
Average Annual Return, Percent						18.08%							15.33%					13.87%
Without Sales Load [Member] | C000013645
Average Annual Return [Line Items]
Average Annual Return, Percent						17.98%							15.25%										13.42%
Without Sales Load [Member] | C000245125
Average Annual Return [Line Items]
Average Annual Return, Percent						18.98%		19.33%
Without Sales Load [Member] | C000127620
Average Annual Return [Line Items]
Average Annual Return, Percent						1.80%							7.49%										9.06%
Without Sales Load [Member] | C000127622
Average Annual Return [Line Items]
Average Annual Return, Percent						2.14%	[10]						7.86%										9.45%
Without Sales Load [Member] | C000127623
Average Annual Return [Line Items]
Average Annual Return, Percent						2.03%	[11]						7.73%										9.31%
Without Sales Load [Member] | C000127624
Average Annual Return [Line Items]
Average Annual Return, Percent						(6.15%)	[12]						4.91%										8.83%
Without Sales Load [Member] | C000127626
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.80%)	[13]						5.30%										9.24%
Without Sales Load [Member] | C000127627
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.92%)	[14]						5.17%										9.12%
Without Sales Load [Member] | C000115634
Average Annual Return [Line Items]
Average Annual Return, Percent						23.91%							14.15%										11.30%
Without Sales Load [Member] | C000115637
Average Annual Return [Line Items]
Average Annual Return, Percent						24.32%							14.53%										11.70%
Without Sales Load [Member] | C000115636
Average Annual Return [Line Items]
Average Annual Return, Percent						24.02%							14.36%										11.57%
Without Sales Load [Member] | C000013648
Average Annual Return [Line Items]
Average Annual Return, Percent						4.06%							2.84%										1.81%
Without Sales Load [Member] | C000013649
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%							2.77%										1.74%
Without Sales Load [Member] | C000013650
Average Annual Return [Line Items]
Average Annual Return, Percent						3.75%							2.63%										1.61%
Without Sales Load [Member] | C000224083
Average Annual Return [Line Items]
Average Annual Return, Percent						(7.52%)			11.24%			10.66%
Without Sales Load [Member] | C000224084
Average Annual Return [Line Items]
Average Annual Return, Percent						(7.14%)	[15]		11.59%			11.03%
Without Sales Load [Member] | C000224082
Average Annual Return [Line Items]
Average Annual Return, Percent						(7.26%)			11.49%			10.95%
Without Sales Load [Member] | C000224085
Average Annual Return [Line Items]
Average Annual Return, Percent						(7.30%)			11.35%			10.84%
Without Sales Load [Member] | C000118164
Average Annual Return [Line Items]
Average Annual Return, Percent						5.38%							0.95%										2.44%
Without Sales Load [Member] | C000118165
Average Annual Return [Line Items]
Average Annual Return, Percent						5.89%							1.38%										2.81%
Without Sales Load [Member] | C000175981
Average Annual Return [Line Items]
Average Annual Return, Percent						5.72%							1.22%								2.61%
Without Sales Load [Member] | C000255389
Average Annual Return [Line Items]
Average Annual Return, Percent					37.18%
Without Sales Load [Member] | C000013557
Average Annual Return [Line Items]
Average Annual Return, Percent						22.75%							11.70%										7.02%
Without Sales Load [Member] | C000033116
Average Annual Return [Line Items]
Average Annual Return, Percent						22.30%							11.35%										6.69%
Without Sales Load [Member] | C000013560
Average Annual Return [Line Items]
Average Annual Return, Percent						23.29%							12.16%										7.46%
Without Sales Load [Member] | C000175978
Average Annual Return [Line Items]
Average Annual Return, Percent						22.88%							11.88%								8.58%
Without Sales Load [Member] | C000175982
Average Annual Return [Line Items]
Average Annual Return, Percent						27.09%							10.20%							8.52%
Without Sales Load [Member] | C000175984
Average Annual Return [Line Items]
Average Annual Return, Percent						27.64%	[16]						10.62%							8.90%
Without Sales Load [Member] | C000175985
Average Annual Return [Line Items]
Average Annual Return, Percent						27.42%							10.50%							8.79%
Without Sales Load [Member] | C000120179
Average Annual Return [Line Items]
Average Annual Return, Percent						5.94%							0.31%										2.18%
Without Sales Load [Member] | C000120181
Average Annual Return [Line Items]
Average Annual Return, Percent						6.31%	[17]						0.63%										2.53%
Without Sales Load [Member] | C000120180
Average Annual Return [Line Items]
Average Annual Return, Percent						6.18%							0.57%										2.45%
Without Sales Load [Member] | C000013576
Average Annual Return [Line Items]
Average Annual Return, Percent						16.48%							12.25%										9.56%
Without Sales Load [Member] | C000013579
Average Annual Return [Line Items]
Average Annual Return, Percent						16.12%							11.91%										9.22%
Without Sales Load [Member] | C000013580
Average Annual Return [Line Items]
Average Annual Return, Percent						16.87%							12.62%										9.93%
Without Sales Load [Member] | C000137830
Average Annual Return [Line Items]
Average Annual Return, Percent						16.79%							12.51%										9.82%
Without Sales Load [Member] | C000013581
Average Annual Return [Line Items]
Average Annual Return, Percent						16.43%							12.21%										9.50%
Without Sales Load [Member] | C000013600
Average Annual Return [Line Items]
Average Annual Return, Percent						7.40%							2.95%										3.53%
Without Sales Load [Member] | C000013603
Average Annual Return [Line Items]
Average Annual Return, Percent						6.94%							2.58%										3.18%
Without Sales Load [Member] | C000013604
Average Annual Return [Line Items]
Average Annual Return, Percent						7.57%							3.25%										3.85%
Without Sales Load [Member] | C000137834
Average Annual Return [Line Items]
Average Annual Return, Percent						7.53%							3.17%										3.77%
Without Sales Load [Member] | C000013605
Average Annual Return [Line Items]
Average Annual Return, Percent						7.15%							2.83%										3.44%
Without Sales Load [Member] | C000013588
Average Annual Return [Line Items]
Average Annual Return, Percent						12.38%							8.00%										6.99%
Without Sales Load [Member] | C000013591
Average Annual Return [Line Items]
Average Annual Return, Percent						12.07%							7.67%										6.67%
Without Sales Load [Member] | C000013592
Average Annual Return [Line Items]
Average Annual Return, Percent						12.75%							8.37%										7.36%
Without Sales Load [Member] | C000137832
Average Annual Return [Line Items]
Average Annual Return, Percent						12.65%							8.27%										7.26%
Without Sales Load [Member] | C000013593
Average Annual Return [Line Items]
Average Annual Return, Percent						12.38%							7.95%										6.94%
Without Sales Load [Member] | C000013582
Average Annual Return [Line Items]
Average Annual Return, Percent						14.95%							10.42%										8.60%
Without Sales Load [Member] | C000013585
Average Annual Return [Line Items]
Average Annual Return, Percent						14.70%							10.08%										8.27%
Without Sales Load [Member] | C000013586
Average Annual Return [Line Items]
Average Annual Return, Percent						15.39%							10.81%										8.97%
Without Sales Load [Member] | C000137831
Average Annual Return [Line Items]
Average Annual Return, Percent						15.25%							10.72%										8.88%
Without Sales Load [Member] | C000013587
Average Annual Return [Line Items]
Average Annual Return, Percent						14.96%							10.36%										8.55%
Without Sales Load [Member] | C000013594
Average Annual Return [Line Items]
Average Annual Return, Percent						10.06%							5.54%										5.31%
Without Sales Load [Member] | C000013597
Average Annual Return [Line Items]
Average Annual Return, Percent						9.64%							5.17%										4.97%
Without Sales Load [Member] | C000013598
Average Annual Return [Line Items]
Average Annual Return, Percent						10.45%							5.87%										5.65%
Without Sales Load [Member] | C000137833
Average Annual Return [Line Items]
Average Annual Return, Percent						10.27%							5.77%										5.55%
Without Sales Load [Member] | C000013599
Average Annual Return [Line Items]
Average Annual Return, Percent						9.96%							5.44%										5.23%
Without Sales Load [Member] | C000264163
Average Annual Return [Line Items]
Average Annual Return, Percent		6.20%
Without Sales Load [Member] | C000184012
Average Annual Return [Line Items]
Average Annual Return, Percent						28.18%							16.06%						16.02%
Without Sales Load [Member] | C000184013
Average Annual Return [Line Items]
Average Annual Return, Percent						28.77%							16.59%						16.55%
Without Sales Load [Member] | C000201554
Average Annual Return [Line Items]
Average Annual Return, Percent						28.59%							16.46%				16.37%
Without Sales Load [Member] | C000184014
Average Annual Return [Line Items]
Average Annual Return, Percent						28.66%							16.55%						16.47%
Without Sales Load [Member] | C000127632
Average Annual Return [Line Items]
Average Annual Return, Percent						5.86%							(0.16%)										1.96%
Without Sales Load [Member] | C000127634
Average Annual Return [Line Items]
Average Annual Return, Percent						6.17%							0.08%										2.27%
Without Sales Load [Member] | C000255576
Average Annual Return [Line Items]
Average Annual Return, Percent				4.68%
Without Sales Load [Member] | C000127635
Average Annual Return [Line Items]
Average Annual Return, Percent						5.91%							(0.17%)										2.01%
Without Sales Load [Member] | C000127585
Average Annual Return [Line Items]
Average Annual Return, Percent						5.35%							2.45%										2.43%
Without Sales Load [Member] | C000127587
Average Annual Return [Line Items]
Average Annual Return, Percent						5.81%							2.80%										2.77%
Without Sales Load [Member] | C000127588
Average Annual Return [Line Items]
Average Annual Return, Percent						5.71%							2.73%										2.71%
Without Sales Load [Member] | C000013561
Average Annual Return [Line Items]
Average Annual Return, Percent						5.71%							12.28%										9.42%
Without Sales Load [Member] | C000033117
Average Annual Return [Line Items]
Average Annual Return, Percent						5.27%							11.93%										9.09%
Without Sales Load [Member] | C000013564
Average Annual Return [Line Items]
Average Annual Return, Percent						6.07%							12.74%										9.88%
Without Sales Load [Member] | C000175979
Average Annual Return [Line Items]
Average Annual Return, Percent						5.88%							12.50%								9.04%
Without Sales Load [Member] | C000127602
Average Annual Return [Line Items]
Average Annual Return, Percent						24.19%							17.18%										16.52%
Without Sales Load [Member] | C000127604
Average Annual Return [Line Items]
Average Annual Return, Percent						24.61%							17.58%										16.92%
Without Sales Load [Member] | C000127605
Average Annual Return [Line Items]
Average Annual Return, Percent						24.45%							17.43%										16.78%
Without Sales Load [Member] | C000013565
Average Annual Return [Line Items]
Average Annual Return, Percent						20.77%							16.98%										13.96%
Without Sales Load [Member] | C000033118
Average Annual Return [Line Items]
Average Annual Return, Percent						20.36%							16.56%										13.64%
Without Sales Load [Member] | C000013568
Average Annual Return [Line Items]
Average Annual Return, Percent						21.22%							17.44%										14.44%
Without Sales Load [Member] | C000013570
Average Annual Return [Line Items]
Average Annual Return, Percent						20.92%							17.14%										14.15%
Without Sales Load [Member] | C000013569
Average Annual Return [Line Items]
Average Annual Return, Percent						20.73%							16.96%										13.98%
Without Sales Load [Member] | C000013572
Average Annual Return [Line Items]
Average Annual Return, Percent						13.74%							10.85%										8.80%
Without Sales Load [Member] | C000033119
Average Annual Return [Line Items]
Average Annual Return, Percent						13.41%							10.50%										8.49%
Without Sales Load [Member] | C000013575
Average Annual Return [Line Items]
Average Annual Return, Percent						14.24%							11.31%										9.25%
Without Sales Load [Member] | C000175980
Average Annual Return [Line Items]
Average Annual Return, Percent						13.96%							11.07%								8.14%
Without Sales Load [Member] | C000238472
Average Annual Return [Line Items]
Average Annual Return, Percent						16.82%			19.18%	17.86%
Without Sales Load [Member] | C000127589
Average Annual Return [Line Items]
Average Annual Return, Percent						(9.11%)	[18]						8.26%										6.99%
Without Sales Load [Member] | C000127591
Average Annual Return [Line Items]
Average Annual Return, Percent						(8.80%)	[19]						8.65%										7.37%
Without Sales Load [Member] | C000127592
Average Annual Return [Line Items]
Average Annual Return, Percent						(8.88%)	[20]						8.56%										7.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)									1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)									1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)									1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%			14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%		15.46%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%		15.46%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%		15.46%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%		15.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)								1.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%			5.60%		0.13%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%	14.10%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%	14.10%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%	14.10%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%	14.10%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent			19.57%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent			19.57%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent			19.57%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent			19.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%					15.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%		20.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name						iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent						4.09%							2.86%										1.83%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name						iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent						4.09%							2.86%										1.83%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name						iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent						4.09%							2.86%										1.83%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%			22.68%			14.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%			22.68%			14.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%			22.68%			14.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%			22.68%			14.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)								1.93%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					26.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%										7.48%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%								9.03%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%							8.85%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%							8.85%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						23.03%							12.33%							8.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						22.64%							14.61%										11.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.60%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%						14.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%						14.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%				14.37%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%						14.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.16%							(0.24%)										1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%								14.80%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.14%							17.05%										14.39%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%							17.64%										14.64%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%								14.80%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						21.45%			22.68%	20.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						20.81%							16.74%										14.08%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						9.87%							13.85%										8.66%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						9.87%							13.85%										8.66%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						9.87%							13.85%										8.66%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						9.87%							13.85%										8.66%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P North American Technology Sector Index™
Average Annual Return, Percent						40.58%							22.49%										22.86%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P North American Technology Sector Index™
Average Annual Return, Percent						40.58%							22.49%										22.86%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P North American Technology Sector Index™
Average Annual Return, Percent						40.58%							22.49%										22.86%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P North American Technology Sector Index™
Average Annual Return, Percent						40.58%							22.49%										22.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						11.15%							14.28%		9.76%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						11.15%							14.28%										9.97%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						11.15%							14.28%		9.76%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						11.15%							14.28%		9.76%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						11.15%							14.28%		9.76%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2030 Index
Average Annual Return, Percent						13.02%							8.56%										7.55%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2030 Index
Average Annual Return, Percent						13.02%							8.56%										7.55%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2030 Index
Average Annual Return, Percent						13.02%							8.56%										7.55%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2030 Index
Average Annual Return, Percent						13.02%							8.56%										7.55%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2035 Index
Average Annual Return, Percent						14.81%							10.10%										8.44%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2035 Index
Average Annual Return, Percent						14.81%							10.10%										8.44%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2035 Index
Average Annual Return, Percent						14.81%							10.10%										8.44%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2035 Index
Average Annual Return, Percent						14.81%							10.10%										8.44%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2040 Index
Average Annual Return, Percent						16.26%							11.40%										9.18%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2040 Index
Average Annual Return, Percent						16.26%							11.40%										9.18%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2040 Index
Average Annual Return, Percent						16.26%							11.40%										9.18%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2040 Index
Average Annual Return, Percent						16.26%							11.40%										9.18%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2045 Index
Average Annual Return, Percent						17.47%							12.44%										9.74%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2045 Index
Average Annual Return, Percent						17.47%							12.44%										9.74%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2045 Index
Average Annual Return, Percent						17.47%							12.44%										9.74%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2045 Index
Average Annual Return, Percent						17.47%							12.44%										9.74%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2050 Index
Average Annual Return, Percent						18.10%							12.97%										10.10%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2050 Index
Average Annual Return, Percent						18.10%							12.97%										10.10%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2050 Index
Average Annual Return, Percent						18.10%							12.97%										10.10%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2050 Index
Average Annual Return, Percent						18.10%							12.97%										10.10%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2055 Index
Average Annual Return, Percent						18.71%							13.19%										10.21%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2055 Index
Average Annual Return, Percent						18.71%							13.19%										10.21%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2055 Index
Average Annual Return, Percent						18.71%							13.19%										10.21%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2055 Index
Average Annual Return, Percent						18.71%							13.19%										10.21%
S&P Target Date To 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2060+ Index
Average Annual Return, Percent						18.83%							13.30%										10.42%
S&P Target Date To 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2060+ Index
Average Annual Return, Percent						18.83%							13.30%										10.42%
S&P Target Date To 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2060+ Index
Average Annual Return, Percent						18.83%							13.30%										10.42%
S&P Target Date To 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2060+ Index
Average Annual Return, Percent						18.83%							13.30%										10.42%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent						19.01%							13.63%	12.87%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent						19.01%							13.63%	12.87%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent						19.01%							13.63%	12.87%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent						19.01%							13.63%	12.87%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent			16.77%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent			16.77%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent			16.77%
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date To 2065+ Index
Average Annual Return, Percent			16.77%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date Retirement Income Index
Average Annual Return, Percent						10.83%							5.17%										5.06%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date Retirement Income Index
Average Annual Return, Percent						10.83%							5.17%										5.06%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date Retirement Income Index
Average Annual Return, Percent						10.83%							5.17%										5.06%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Target Date Retirement Income Index
Average Annual Return, Percent						10.83%							5.17%										5.06%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						19.59%							11.17%										12.67%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						19.59%							11.17%										12.67%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						19.59%							11.17%										12.67%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						18.81%							8.94%										9.65%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						18.81%							8.94%										9.65%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						18.81%							8.94%										9.65%
MSCI World Index® Free
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Free
Average Annual Return, Percent						22.02%							15.58%										11.79%
MSCI World Index® Free
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Free
Average Annual Return, Percent						22.02%							15.58%										11.79%
MSCI World Index® Free
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Free
Average Annual Return, Percent						22.02%							15.58%										11.79%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent						6.06%							1.63%										3.02%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent						6.06%							1.63%										3.02%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Average Annual Return, Percent						6.06%							1.63%								2.96%
MSCI EAFE® Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index
Average Annual Return, Percent						24.50%							9.06%							7.96%
MSCI EAFE® Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index
Average Annual Return, Percent						24.50%							9.06%							7.96%
MSCI EAFE® Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index
Average Annual Return, Percent						24.50%							9.06%							7.96%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent						18.65%							18.13%										10.43%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent						18.65%							18.13%										10.43%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent						18.65%							18.13%										10.43%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent						18.65%							18.13%										10.43%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent						18.65%							18.13%										10.43%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent						8.92%							8.22%										3.79%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent						8.92%							8.22%										3.79%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent						8.92%							8.22%										3.79%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent						8.92%							8.22%										3.79%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent						8.92%							8.22%										3.79%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent						14.31%							13.58%										7.51%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent						14.31%							13.58%										7.51%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent						14.31%							13.58%										7.51%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent						14.31%							13.58%										7.51%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent						14.31%							13.58%										7.51%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent						16.45%							16.07%										9.17%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent						16.45%							16.07%										9.17%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent						16.45%							16.07%										9.17%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent						16.45%							16.07%										9.17%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent						16.45%							16.07%										9.17%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent						11.49%							11.01%										5.85%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent						11.49%							11.01%										5.85%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent						11.49%							11.01%										5.85%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent						11.49%							11.01%										5.85%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent						11.49%							11.01%										5.85%
Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						29.59%							18.59%						18.70%
Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						29.59%							18.59%						18.70%
Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						29.59%							18.59%				18.34%
Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent						29.59%							18.59%						18.70%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent						5.07%							1.84%										1.97%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent						5.07%							1.84%										1.97%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Average Annual Return, Percent						5.07%							1.84%										1.97%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						6.38%							13.02%										10.17%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						6.38%							13.02%										10.17%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						6.38%							13.02%										10.17%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						6.38%							13.02%								9.66%
NYSE Arca Tech 100 IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYSE Arca Tech 100 Index℠
Average Annual Return, Percent						24.86%							17.84%										17.31%
NYSE Arca Tech 100 IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYSE Arca Tech 100 Index℠
Average Annual Return, Percent						24.86%							17.84%										17.31%
NYSE Arca Tech 100 IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYSE Arca Tech 100 Index℠
Average Annual Return, Percent						24.86%							17.84%										17.31%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%								8.63%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						14.41%							11.50%										9.36%

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